Off-balance sheet commitments received and contingent assets (Details) € in Thousands	Dec. 31, 2023 EUR (€)
Kreos & Claret financing
Disclosure Of Commitments Received [Line Items]
Undrawn borrowing facilities	€ 25,000
Heights convertible notes, tranche B
Disclosure Of Commitments Received [Line Items]
Undrawn borrowing facilities	40,000
RNP-VIR conditional advance
Disclosure Of Commitments Received [Line Items]
Undrawn borrowing facilities	3,255
CARENA conditional advance
Disclosure Of Commitments Received [Line Items]
Undrawn borrowing facilities	€ 1,853